UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number   811-10415
                                                     ---------

                   Lazard Alternative Strategies Fund, L.L.C.
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
              -----------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-632-1584
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2009
                                              --------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


       Lazard Alternative Strategies Fund, LLC
       (a Delaware Limited Liability Company)
--------------------------------------------------------------------------------

       FINANCIAL STATEMENTS
       For the Year Ended March 31, 2009

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)
--------------------------------------------------------------------------------


 TABLE OF CONTENTS


      Management Commentary (unaudited)                                       1

      Report of Independent Registered Public Accounting Firm                 3

      Schedule of Investments                                                 4

      Statement of Assets, Liabilities and Members' Capital -- Net Assets     6

      Statement of Operations                                                 7

      Statement of Changes in Members' Capital -- Net Assets                  8

      Statement of Cash Flows                                                 9

      Notes to Financial Statements                                          10

      Company Management (unaudited)                                         19

      Additional Information (unaudited)                                     20

                                                 Administrator:
                                                 PNC Global Investment Servicing
[GRAPHIC OMITTED] LAZARD                         400 Bellevue Parkway
                                                 Wilmington
                                                 Delaware 19809
                                                 Tel: 302-791-2595
Lazard Alternative Strategies Fund, LLC          Fax: 302-791-4076

--------------------------------------------------------------------------------

May 2009


Dear Investor,


LAZARD ALTERNATIVE STRATEGIES FUND, LLC (the "Company") posted a -7.8% return over the year ended March 31, 2009. Since inception on September 1, 2001, the Fund has posted an annualized return of 4.9%, net of all fees. In addition, since inception, the Fund's 4.0% volatility is within its targeted volatility of 3% to 5%.

--------------------------------------------------------------------------------
                            APRIL 1, 2008 TO          ANNUALIZED SINCE
                             MARCH 31, 2009           SEPTEMBER 1, 2001
--------------------------------------------------------------------------------
                             RATE OF RETURN    RATE OF RETURN     VOLATILITY(2)
--------------------------------------------------------------------------------
Lazard Alternative
  Strategies Fund, LLC(1)         -7.8%               4.9%             4.0%
--------------------------------------------------------------------------------

INVESTMENT BY STRATEGY

[GRAPHIC OMITTED]
  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                  Relative Value                    29.13%
                  Event Driven                      23.87%
                  Long/Short                        20.35%
                  Tactical Trading                  19.68%
                  Other Assets, less Liabilities     6.97%


The year ended March 31, 2009 proved to be a volatile time for world equity markets. Market trends that began in 2008 continued or, as in the case of equity and commodity prices, accelerated into January and February of 2009. News went from bad to worse as the financial crisis became truly global; growth came under pressure everywhere with rising unemployment and falling consumption, corporate earnings suffered and governments scrambled to respond. March, however, witnessed a dramatic bounce off the lows in equity markets. A slowing in the decline of certain indicators generated a better tone in news flow and led the hopeful to see a bottoming process in the economy. This added fuel to the fire and what began as an overdue technical correction developed into an intense short-covering rally, especially in emerging markets.


----------------
(1) Returns are final and are reported net of fees, including any Incentive Allocation. Total return is calculated for the members as a whole. An individual member's return may vary from these returns based on management fee, Incentive Allocation and the timing of capital contributions. Past performance, wherever stated in this letter, is not indicative of future results.

(2) Volatility is measured as annualized standard deviation. The Company's goal of maintaining a diversified portfolio of strategies and managers that are primarily focused on risk-adjusted alpha generation is designed to result in a return series with relatively controlled risks, which Lazard estimates to be within the targeted volatility range.

[GRAPHIC OMITTED] LAZARD

--------------------------------------------------------------------------------

The story of increasing volatility, continuation of the credit crunch and bad news on Wall Street defined the year. Equity markets around the world fell between -30% and -70% during the year. Developed markets such as the S&P 500, FTSE 100, CAC 40 and Nikkei fell -38%, -28%, -38% and -34% respectively. Emerging markets fared worse with Russia down -69%.

The  U.S.  dollar  was  relatively   unchanged  against  the  Japanese  yen  and
strengthened against the euro. The dollar ended the year at (Y)98.96/$, down -1% and .7546(euro)/$, up 19% for the year.

The commodities rally that began in 2008 reversed course mid-year and finished the year down, virtually across the board. Driven by energy price declines, the GSCI Index fell -56%. Energy was down -63%, agriculture -37%, and industrial metals -55%. Precious metals, continuing to benefit from the flight to safety, were down -4% for the year. Outliers were cocoa, up 12.2%, sugar, up 8.4%, and gold, up 6.9%. Nearly everything else was down at least 20% for the year.

The U.S. Treasury yield curve fell and steepened slightly as the wholesale flight from risk continued unabated. Short-term rates fell the most with 3-month yields losing 111 bps. Rates on the long end of the curve fell approximately 75 bps.

The Company continues to maintain a diversified portfolio of alpha-seeking strategies with limited systematic market exposure that pursue opportunities across all of the major hedge fund strategies: Relative Value, Event Driven, Long/Short and Tactical Trading.

We are proceeding cautiously, as we believe it will take considerable time for the market to fully digest the economic and regulatory changes that are in progress. This makes hedge fund investing a more nuanced and skill-base endeavor, which we believe plays to our strengths. It also means that opportunity should remain ample for an extended period of time, which benefits our investors.

Our goal remains to identify an appropriate mix of strategies and allocations that can take advantage of return opportunities without undue exposure to the risks of a sudden change in the market environment. The team is continually screening the dynamic and rapidly evolving hedge fund universe for managers with proven investment skills and sound business structures. From our pool of qualified managers, we will continue to try to add managers with diversified and non-correlated alpha opportunity sets to our portfolio.

As always, please do not hesitate to call us with any questions or comments.

Sincerely,

/s/ Kit Boyatt

Kit Boyatt
Director
Lazard Asset Management LLC



/s/ Christian Frei

Christian Frei
Director
Lazard Asset Management LLC



/s/ Chris Heasman

Chris Heasman
Director
Lazard Asset Management LLC

All information on allocations to hedge funds is as of March 31, 2009. The Company's allocations to various strategies, sub-styles, and hedge funds may change significantly over time.

(C) Lazard Asset Management LLC, 2009

[DELOITTE LOGO]
                                                     DELOITTE & TOUCHE LLP
                                                     1700 Market Street
                                                     Philadelphia, PA 19103-3984
                                                     USA

                                                     Tel: +1 215 246 2300
                                                     Fax: +1 215 569 2441


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Members of
Lazard Alternative Strategies Fund, LLC:

We have audited the accompanying statement of assets, liabilities and members' capital - net assets of Lazard Alternative Strategies Fund, LLC (the "Company"), including the schedule of investments, as of March 31, 2009, and the related statements of operations and cash flows for the year then ended, and the changes in members' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2009, by correspondence with the Portfolio Managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lazard Alternative Strategies Fund, LLC as of March 31, 2009, the results of its operations and its cash flows for the year then ended, and the changes in its members' capital - net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the Company's financial statements, the Company's financial statements include investments in Portfolio Funds valued at $99,570,961 (93.03% of the Company's members' capital), whose values have been estimated by management in the absence of readily determinable fair values. Management's estimates are based primarily on information provided by the managers of the Portfolio Funds.

/s/ Deloitte & Touche LLP

May 28, 2009

                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT MARCH 31, 2009
--------------------------------------------------------------------------------


                                                                                          PERCENTAGE
                                                                                              OF
                                                                                            MEMBERS'
                                                                        COST                CAPITAL          FAIR VALUE
                                                                     -----------          ----------        ------------
INVESTMENTS IN PORTFOLIO FUNDS (93.03%) #

EVENT DRIVEN ^ (23.87%)
Bennelong Global Special Opportunities Fund Limited                  $ 3,900,000              3.56%         $  3,814,179
Farallon Capital Partners, L.P.                                               --              1.83%            1,954,984
Litespeed Partners, L.P.                                               2,400,000              3.28%            3,509,009
Paulson Advantage, L.P.                                                2,500,000              7.54%            8,068,301
Restoration Partners, LLC                                              3,900,000              3.78%            4,042,405
Spinnaker Global Strategic Redemption Pool Ltd.**                        771,700              0.69%              745,192
Sunbeam Opportunities Fund LLC                                         3,500,000              3.19%            3,410,407
                                                                     -----------                            ------------
                                                                      16,971,700                              25,544,477
                                                                     -----------                            ------------

LONG/SHORT ^ (20.35%)
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.                4,100,000              4.28%            4,575,637
Defiance Asset Management Fund, L.P.                                   4,700,000              3.61%            3,868,028
Horseman Global Fund 2, L.P.                                           4,000,000              3.67%            3,927,814
Jetstream Global Fund, L.P.                                            2,200,000              5.77%            6,180,644
Nile Master Fund Limited                                               4,000,000              3.02%            3,232,626
                                                                     -----------                            ------------
                                                                      19,000,000                              21,784,749
                                                                     -----------                            ------------

RELATIVE VALUE ^ (29.13%)
Blue Mountain Credit Alternatives Fund L.P.**                          4,000,000              3.51%            3,754,123
Brownstone Partners Catalyst Fund, LLC                                 3,400,000              4.15%            4,440,045
CRC Global Structured Credit Fund, Ltd.**                              4,500,000              6.75%            7,220,264
Ionic Capital LLC                                                      5,000,000              6.25%            6,695,607
MKM Longboat Multi-Strategy Fund, L.P.**                                 433,058              0.11%              114,995
QFR Victoria Fund, Ltd.                                                3,750,808              6.16%            6,595,908
WAF Fund, L.P.                                                         1,300,000              1.28%            1,366,848
West Side Partners, L.P.**                                             1,943,062              0.92%              987,873
                                                                     -----------                            ------------
                                                                      24,326,928                              31,175,663
                                                                     -----------                            ------------

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT MARCH 31, 2009 (CONCLUDED)
--------------------------------------------------------------------------------


                                                                                          PERCENTAGE
                                                                                              OF
                                                                                            MEMBERS'
                                                                        COST                CAPITAL          FAIR VALUE
                                                                     -----------          ----------        ------------
INVESTMENTS IN PORTFOLIO FUNDS (93.03%) # (CONCLUDED)

TACTICAL TRADING ^ (19.68%)
Bear Stearns Structured Risk Partners Fund, L.P.**                   $ 2,378,879              0.81%         $    868,804
Blue Mountain Equity Alternatives Fund L.P.**                          4,239,718              4.22%            4,516,013
Diamondback Partners, L.P.*                                            2,900,000              4.53%            4,852,919
GLC Diversified Fund Ltd.                                              1,200,000              1.06%            1,132,301
Rubicon Global Partners, L.P.                                          3,700,000              4.59%            4,908,596
The Blenheim Fund, L.P.                                                3,800,000              4.47%            4,787,439
                                                                     -----------                            ------------
                                                                      18,218,597                              21,066,072
                                                                     -----------                            ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                                 $78,517,225                              99,570,961
                                                                     ===========

OTHER ASSETS, LESS LIABILITIES (6.97%)                                                                         7,464,160
                                                                                                            ------------
MEMBERS' CAPITAL - NET ASSETS (100.00%)                                                                     $107,035,121
                                                                                                            ============

#  Non-income producing securities.
^  Sector classifications are unaudited.
*  Fair valued by Investment Adviser. (Note 2)
** Portfolio Fund has suspended or gated redemptions.

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

                                                                 MARCH 31, 2009
                                                                 --------------

ASSETS

Investments at fair value (cost - $78,517,225)                    $ 99,570,961
Cash and cash equivalents                                           10,237,834
Redemption receivable from Portfolio Funds                           6,575,814
                                                                  ------------

       TOTAL ASSETS                                                116,384,609
                                                                  ------------

LIABILITIES

Redemption payable from contributing members' accounts               8,636,520
Management fee payable                                                 295,876
Contributions received in advance                                      250,000
Professional fees payable                                              124,975
Board of Managers' fees payable                                         23,750
Other accrued expenses                                                  18,367
                                                                  ------------

       TOTAL LIABILITIES                                             9,349,488
                                                                  ------------

             NET ASSETS                                           $107,035,121
                                                                  ============

MEMBERS' CAPITAL -- NET ASSETS

Represented by:
Capital contributions (net)                                       $ 69,783,585
Accumulated net investment loss                                    (10,729,764)
Accumulated net realized gains                                      26,927,564
Accumulated net unrealized appreciation on investments              21,053,736
                                                                  ------------

       MEMBERS' CAPITAL -- NET ASSETS                             $107,035,121
                                                                  ============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                       FOR THE YEAR ENDED
                                                                          MARCH 31, 2009
                                                                       ------------------
INVESTMENT INCOME
       Interest                                                           $     42,800
                                                                          ------------
       TOTAL INVESTMENT INCOME                                                  42,800
                                                                          ------------

EXPENSES
       Management fee                                                        1,257,954
       Accounting and administration fees                                      180,051
       Professional fees                                                       155,406
       Board of Managers' fees                                                  99,000
       Custodian fees                                                           18,191
       Miscellaneous                                                            86,871
                                                                          ------------
       TOTAL EXPENSES                                                        1,797,473
                                                                          ------------
       NET INVESTMENT LOSS                                                  (1,754,673)
                                                                          ------------


NET REALIZED LOSS FROM INVESTMENTS                                          (2,654,895)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                        (6,330,703)
                                                                          ------------

       NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                    (8,985,598)
                                                                          ------------

       NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS         $(10,740,271)
                                                                          ============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2008 AND MARCH 31, 2009
--------------------------------------------------------------------------------


                                                                         CONTRIBUTING           SPECIAL
                                                                            MEMBERS             MEMBER                  TOTAL
                                                                         ------------         -----------           -------------
MEMBERS' CAPITAL AT MARCH 31, 2007                                       $111,696,104         $   408,219           $ 112,104,323

    Capital contributions                                                  28,237,962                  --              28,237,962
    Capital redemptions                                                   (16,895,830)         (1,192,466)            (18,088,296)
    Net investment loss                                                    (1,577,567)                 --              (1,577,567)
    Net realized gain from investments                                      6,075,750                  --               6,075,750
    Net change in unrealized appreciation on investments                      136,082                  --                 136,082
    Actual Incentive Allocation from
       January 1, 2007 to December 31, 2007                                (1,192,466)          1,192,466                      --
    Reverse accrued Incentive Allocation from
       January 1, 2007 to March 31, 2007                                      408,219            (408,219)                     --
                                                                         ------------         -----------           -------------
MEMBERS' CAPITAL AT MARCH 31, 2008                                       $126,888,254         $        --           $ 126,888,254
                                                                         ============         ===========           =============

    Capital contributions                                                  15,686,240                  --              15,686,240
    Capital redemptions                                                   (24,799,102)                 --             (24,799,102)
    Net investment loss                                                    (1,754,673)                 --              (1,754,673)
    Net realized loss from investments                                     (2,654,895)                 --              (2,654,895)
    Net change in unrealized appreciation on investments                   (6,330,703)                 --              (6,330,703)
    Accrued Incentive Allocation from
       January 1, 2009 to March 31, 2009                                       (1,427)              1,427                      --
                                                                         ------------         -----------           -------------
MEMBERS' CAPITAL AT MARCH 31, 2009                                       $107,033,694         $     1,427           $ 107,035,121
                                                                         ============         ===========           =============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------


                                                                                    FOR THE YEAR ENDED
                                                                                      MARCH 31, 2009
                                                                                    ------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Decrease in members' capital resulting from operations                                 $(10,740,271)
    Adjustments to reconcile decrease in members' capital resulting from operations to net cash provided by operating activities:
      Purchases of Portfolio Funds                                                      (18,902,420)
      Proceeds from redemption of Portfolio Funds                                        30,860,426
      Net realized loss from investments                                                  2,654,895
      Net change in unrealized appreciation on investments                                6,330,703
      Net disposition of short-term investment securities                                   790,018
      Decrease in interest receivable                                                        10,730
      Decrease in management fee payable                                                    (26,261)
      Decrease in professional fees payable                                                 (38,135)
      Decrease in other accrued expenses                                                    (23,566)
                                                                                       ------------

      Net cash provided by operating activities                                          10,916,119
                                                                                       ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Capital contributions, net of change in contributions received in advance          14,586,240
      Capital redemptions, net of change in redemptions payable                         (18,311,844)
                                                                                       ------------

      Net cash used in financing activities                                              (3,725,604)
                                                                                       ------------

Net increase in cash and cash equivalents                                                 7,190,515
Cash and cash equivalents at beginning of year                                            3,047,319
                                                                                       ------------
Cash and cash equivalents at end of year                                               $ 10,237,834
                                                                                       ============

SUPPLEMENTAL DISCLOSURE OF NON-CASH ITEMS:
      Transfer between Portfolio Funds                                                 $    771,700
                                                                                       ============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2009

--------------------------------------------------------------------------------

1.  ORGANIZATION

    Lazard Alternative Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on May 31, 2001. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The investment objective of the Company is to achieve long-term capital appreciation. The Company seeks to achieve its investment objective through the allocation of capital among selected alternative asset managers (the "Portfolio Managers") or the funds they operate ("Portfolio Funds"). The Company primarily invests in Portfolio Funds which are unregistered funds. Lazard Alternatives, LLC, a subsidiary of Lazard Asset Management LLC ("LAM"), a Delaware limited liability company, serves as the Company's investment adviser and manager (herein referred to as the "Investment Adviser" or "Lazard Alternatives") pursuant to an investment advisory agreement under which it directs the Company's investment program and pursuant to a management agreement under which it provides management and administration services to the Company. Lazard Alternative Strategies
    Holdings, LLC (the "Special Member"), an affiliate of the Investment Adviser, holds a non-voting special member interest (the "Special Member Account") in the Company for the purpose of receiving the Incentive Allocation. Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the members of the Board of Managers of the Company (the "Board").

2.  SIGNIFICANT ACCOUNTING POLICIES

    These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

    A. NET ASSET VALUATION

    The net asset value is determined as of the close of business on the last business day of each month. The Company values interests in Portfolio Funds, valued at $99,570,961 (93.03% of members' capital) as of March 31, 2009, at fair value in accordance with procedures established by the Board, which ordinarily will be the value determined by the Portfolio Managers in accordance with the policies established by the relevant Portfolio Fund. Investments in Portfolio Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds' offering documents.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2009 (CONTINUED)

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A. NET ASSET VALUATION (CONTINUED)

    If the Investment Adviser determines that the most recent value reported by the Portfolio Fund does not represent fair value or if the Portfolio Fund fails to report a value to the Company, a fair value determination is made under procedures established by and under the general supervision of the Board. As of March 31, 2009, certain Portfolio Funds have assets maintained by certain Lehman Brothers, Inc. entities ("Lehman"), or have engaged in certain transactions with such Lehman entities. As a result of bankruptcy, administration or similar proceedings being commenced by Lehman, these Portfolio Funds may not be able to recover all or any portion of those assets with respect to those transactions. As a result, certain of the Portfolio Funds have, in their judgment, made corresponding adjustments to their valuations to take this into account. In addition, the Investment Adviser has adjusted the fair value of one particular Portfolio Fund, in accordance with the Company's valuation procedures, and in consultation with the Board, based on information provided by the Portfolio Fund or obtained from sources that the Investment Adviser believes to be reliable. These adjustments have been reflected in the Company's financial statements. As of March 31, 2009 there was $4,852,919 (4.53% of members' capital) of investments in Portfolio Funds which was fair valued by the Investment Adviser. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

    FAIR VALUE MEASUREMENT: In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "FAIR VALUE MEASUREMENTS". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of SFAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The adoption of SFAS 157 did not have an impact on the Company's capital.

    One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various inputs used to determine the value of the Company's investments. Investments measured and reported at fair value are classified and disclosed in one of the following categories:

    Level 1- Quoted prices are available in active markets for identical investments as of the reporting date. As required by SFAS 157, the Company does not adjust the quoted price for these investments.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2009 (CONTINUED)

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A. NET ASSET VALUATION (CONTINUED)

    Level 2- Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies.

    Level 3- Pricing  inputs are  unobservable  for the  investment  and include
    situations  where  there  is  little,   if  any,  market  activity  for  the
    investment.

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following tables summarize the valuation of the Company's investments under the SFAS 157 fair value hierarchy levels as of March 31, 2009:


ASSETS
---------------------------------------------------------------------------------------------------
                                      LEVEL 1       LEVEL 2        LEVEL 3            TOTAL
---------------------------------------------------------------------------------------------------
Investments in Securities              $  --         $  --       $99,570,961       $99,570,961
---------------------------------------------------------------------------------------------------

    The changes in investments measured at fair value for which the Company used Level 3 inputs to determine fair values are as follows:

       Balance, March 31, 2008                                $116,110,936
       Purchase (Sales), Net                                    (7,554,377)
       Realized and Unrealized Gain (Losses), Net               (8,985,598)
                                                              ------------
       Balance, March 31, 2009                                $ 99,570,961
                                                              ============

       Changes in Unrealized Gain (Losses) Related to
            Investments Held at March 31, 2009                $ (6,330,703)
                                                              ============

    Realized and unrealized gains (losses) recorded for Level 3 investments are reported as net realized loss from investments and net change in unrealized appreciation on investments in the Statement of Operations, as are the changes in unrealized gain (losses) related to investments held at March 31, 2009.

    B. INVESTMENT INCOME AND EXPENSE

    Interest income is recorded on an accrual basis. The Portfolio Funds do not make regular cash distributions of income and gains and so are considered non-income producing securities.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2009 (CONTINUED)

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    C. GAINS AND LOSSES

    A partial  sale of a Portfolio  Fund will first reduce the cost basis of the
    Portfolio  Fund,  with  any  remaining  sale  proceeds   therefore  reducing
    unrealized appreciation/depreciation.

    D. COMPANY EXPENSES

    The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; and expenses of meetings of the Board. The Company will also bear the management fee paid to the Investment Adviser.

    E. INCOME TAXES

    As the Company will be treated as a partnership for federal, state and local income tax purposes, each member is individually required to report on its own tax return its share of the Company's taxable profit or loss. Therefore, no provision for the payment of federal, state or local income taxes has been made. The Company does withhold taxes on certain dividend income allocated to the Company from its investment in Portfolio Funds, for the Company's foreign partners.

    The Company adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, on September 30, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Company.

    As of and during the period ended March 31, 2009, the Company did not have a liability for any unrecognized tax benefits. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Company did not incur any interest or penalties.

    The Company is subject to examination by U.S. Federal tax authorities and various state tax authorities for the tax years ended December 31, 2005 through December 31, 2008.

    F. CASH EQUIVALENTS

    The Company treats all non-interest bearing accounts that mature within three months from the date of purchase as cash equivalents. At March 31, 2009, $9,987,834 was held in a non-interest bearing account at PFPC Trust Company and $250,000 was held in a non-interest bearing account at PNC Bank.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2009 (CONTINUED)

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    G. ESTIMATES

    The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting year. Actual results could differ from these estimates.

3.  MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

    Lazard Alternatives provides certain administration and investor services to the Company, including, among other things, providing office space and other support services to the Company, preparing marketing and investor communications, maintaining and preserving certain records of the Company, preparing and filing various materials with state and federal regulators, providing certain legal and regulatory advice in connection with administrative functions and reviewing and arranging for payment of the Company's expenses. As the Investment Adviser, Lazard Alternatives is also responsible for managing the Company's assets and selecting Portfolio Funds. In consideration for such services, the Company pays Lazard Alternatives a quarterly management fee of 0.25% (1% on an annualized basis) of the Company's net assets.

    Net profits or net losses of the Company for each allocation period are allocated among and credited to or debited against the capital accounts of all members (but not the Special Member Account) as of the last day of each allocation period in accordance with the members' respective investment percentages for the allocation period.

    Generally at the end of each calendar year, an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a contributing member during the period (an "Incentive Allocation") will be debited from the contributing member's capital account (including the Investment Adviser's capital account) and credited to the Special Member Account; provided, however, that such Incentive Allocation will only be payable if the percentage increase in the contributing member's capital account balance during such calendar year, or such lesser period corresponding to such contributing member's investment, attributable to the net profits credited to the contributing member's capital account during such period (before deduction for Incentive Allocation) exceeds the hurdle rate. The hurdle rate is the average of the month-end LIBOR rates (London Interbank Offered Rates for U.S. Dollar deposits with a three month term). The accrued Incentive Allocation for the three months ended March 31, 2009 was $1,427.

    Each member of the Board ("Manager") who is not an "interested person" of the Company, as defined by the 1940 Act ("Independent Managers"), received an annual retainer of $10,000 plus a fee for each meeting attended. As of March 31, 2009, one Manager is an "interested person"

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2009 (CONTINUED)

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

    of the Company. All Independent Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

    At March 31, 2009, related parties of the Investment Adviser and/or the Special Member held contributing member interests of $24,977,309 which is equal to approximately 23.34% of total members' capital.

    PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company. PNC Global Investment Servicing, Inc., formerly known as PFPC Inc., serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, and investor related services. The Company pays a monthly fee to the administrator based upon average net assets, subject to a minimum monthly fee, and reimburses certain of the administrator's expenses.

4.  SECURITIES TRANSACTIONS

    Aggregate purchases and proceeds from redemption of Portfolio Funds for the year ended March 31, 2009 amounted to $24,102,420 and $31,656,797 respectively. The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Company from the Portfolio Funds. The allocated taxable income is reported to the Company by the Portfolio Funds. The Company has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Company as of March 31, 2009.

    Certain Portfolio Funds may suspend redemptions or invoke a gate limiting the ability of the Company to redeem from such Portfolio Funds. As of March 31, 2009, certain Portfolio Funds with a fair value of $8,270,136 (7.73% of total investments in Portfolio Funds) had gated redemptions, and certain Portfolio Funds with a fair value of $9,937,128 (9.28% of total investments in Portfolio Funds) had suspended redemptions.

5.  RISK FACTORS

    An investment in the Company involves a high degree of risk, including the risk that the entire amount invested may be lost. The Company allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2009 (CONTINUED)

--------------------------------------------------------------------------------

5.  RISK FACTORS (CONTINUED)

    The Company maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

    So as to satisfy certain prohibitions on affiliated transactions imposed by the 1940 Act, the Company may limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities. Alternatively, to facilitate investments in Portfolio Funds deemed attractive by the Investment Adviser, the Company may purchase non-voting securities of, or waive its right to vote securities in, certain Portfolio Funds. In cases where the Company purchases non-voting securities of, or waives its right to vote securities in, a Portfolio Fund, the Company will not be able to vote on matters that require the approval of security holders of the Portfolio Fund, including matters that may be adverse to the Company's and its members' interests.

    Some of the Portfolio Funds may invest all or a portion of their assets in private placements which may be illiquid. Some of these investments are held in so-called "side pockets", sub-funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity that an investment in the Portfolio Funds may provide. Were the Company to seek to liquidate its investment in a Portfolio Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Company might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Company fully liquidated its interest in the Portfolio Fund, the value of its remaining investment in the Portfolio Fund would fluctuate. As of March 31, 2009, approximately 2% of the investments in Portfolio Funds by the Company were invested in side pockets.

6.  PORTFOLIO FUNDS

    The following is a summary of the investment objective and liquidity provisions of the Portfolio Funds that exceed 5% of the Company's members' capital at March 31, 2009.

    CRC Global Structured Credit Fund, Ltd. seeks to generate superior returns by investing primarily in asset-backed securities and other collaterized debt obligations and structured credits. CRC Global Structured Credit Fund, Ltd. allows for redemptions as of the last business day of any calendar month.

    Ionic Capital LLC seeks to generate superior risk-adjusted returns in both rising and falling markets. Ionic Capital LLC allows for redemptions as of the last day of any calendar quarter falling on or after the twelfth calendar month-end after such member's initial capital contribution.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2009 (CONTINUED)

--------------------------------------------------------------------------------

6.  PORTFOLIO FUNDS (CONTINUED)

    Jetstream Global Fund, L.P. seeks to achieve growth of capital primarily by investing in common stocks and using short sales and leverage as significant strategies. Jetstream Global Fund, L.P. allows for redemptions as of the last day of each calendar quarter.

    Paulson Advantage, L.P. seeks to achieve capital appreciation through event-driven strategies. Paulson Advantage, L.P. allows for redemptions as of the last day of each calendar quarter.

    QFR Victoria Fund, Ltd. seeks to achieve long term capital appreciation by taking advantage of investment opportunities in non-G7 (emerging market) countries. QFR Victoria Fund, Ltd. allows redemptions as of the close of business on the last business day of any fiscal quarter.

7.  REPURCHASE OF COMPANY INTERESTS

    The Board may, from time to time and in its sole discretion, determine to cause the Company to repurchase interests or portions of interests in the Company from members pursuant to written tenders by members. The Investment Adviser expects that it will recommend to the Board that the Company offer to repurchase interests from members four times each year, effective as of March 31st, June 30th, September 30th, and December 31st of each year.

8.  GUARANTEES

    In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Company's experience, the risk of loss from such claims is considered remote.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2009 (CONCLUDED)

--------------------------------------------------------------------------------

9.  FINANCIAL HIGHLIGHTS INFORMATION


                                          YEAR ENDED          YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED
                                        MARCH 31, 2009      MARCH 31, 2008    MARCH 31, 2007   MARCH 31, 2006   MARCH 31, 2005
                                        ---------------     --------------    --------------   --------------   --------------
Total return before Incentive
      Allocation*                           (7.82)%                4.02%          9.28%            10.73%           4.65%
Incentive Allocation                         0.00%                (0.64)%        (0.92)%           (1.09)%         (0.46)%
                                            ------                -------        -------           -------         -------
Total net return after
      Incentive Allocation*                 (7.82)%                3.38%          8.36%             9.64%           4.19%
                                            ======                =======        =======           =======         =======

Members' capital, end of year (000)        $107,035              $126,888        $112,104         $111,247        $197,301

Portfolio Turnover                             21%                   28%            45%               28%             27%


Annualized ratios to average members' capital:
Net investment loss                         (1.41%)               (1.27)%        (1.32)%           (1.04)%         (1.27)%

Operating expenses, before
Incentive Allocation                         1.44%                 1.44%          1.55%             1.33%           1.34%
Incentive Allocation                         0.00%                 0.63%          0.84%             0.89%           0.43%
                                            ------                -------        -------           -------         -------
Operating expenses and Incentive
Allocation                                   1.44%                 2.07%          2.39%             2.22%           1.77%
                                            ======                =======        =======           =======         =======

    * Total return is calculated for the members as a whole. An individual member's return may vary from these returns based on the management fee, Incentive Allocation and the timing of capital contributions.

10. SUBSEQUENT EVENTS

    For the period from April 1, 2009 to May 1, 2009, there were additional capital contributions of $783,000.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

COMPANY MANAGEMENT (UNAUDITED)

--------------------------------------------------------------------------------


------------------------------------- ------------------------------ -------------------------------------------------------
NAME (AGE)                            POSITION WITH THE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
ADDRESS(1)                            COMPANY(2)                     AND OTHER DIRECTORSHIPS HELD
------------------------------------- ------------------------------ -------------------------------------------------------
NON-INTERESTED MANAGERS:
  Kenneth S. Davidson (64)            Manager                        President,  Davidson Capital  Management  Corporation;
                                                                     President,   Aquiline  Advisors  LLC;   Trustee,   The
                                                                     Julliard School; Chairman of the Board,  Bridgehampton
                                                                     Chamber Music Festival;  Trustee,  American Friends of
                                                                     the National Gallery, London.

  Nancy Eckl (46)                     Manager                        Former Vice  President,  Trust  Investments,  American
                                                                     Beacon  Advisors,  Inc.  ("American  Beacon") and Vice
                                                                     President  of  certain   funds   advised  by  American
                                                                     Beacon;  Trustee,  College Retirement Equities Fund (8
                                                                     accounts);  Trustee,  TIAA-CREF  Funds (41  funds) and
                                                                     TIAA-CREF  Life  Funds (19  funds)  and  member of the
                                                                     Management Committee of TIAA Separate Account VA-1.

  Leon Pollack (68)                   Manager                        Former Managing Director, Donaldson Lufkin &
                                                                     Jenrette; Trustee, Adelphi University.

  Richard Reiss (65)                  Manager                        Chairman, Georgica Advisors LLC, an investment
                                                                     manager; Director, O'Charley's Inc., a restaurant
                                                                     chain.

  Robert M. Solmson (61)              Manager                        Director,   Colonial  Willamsburg  Co.;  Former  Chief
                                                                     Executive  Officer and Chairman,  RFS Hotel Investors,
                                                                     Inc.:  Former  Director,  Morgan  Keegan & Co.,  Inc.;
                                                                     Former Director, Independent Bank, Memphis.


INTERESTED MANAGER(3):

  Michael Rome (51)                   Manager                        Senior Managing Director,  Lazard Asset Management LLC
                                                                     ("LAM").

OFFICERS WHO ARE NOT MANAGERS:
  Jagatnarine Churaman (36)           Treasurer                      Director, LAM.
                                      (2003)

  Brian D. Simon (47)                 Chief Compliance Officer       Director and Chief Compliance Officer of LAM.
                                      (January 2009)

  Nathan A. Paul (36)                 Secretary                      Managing Director and General Counsel, LAM.
                                      (2001)

    (1) The address of each Manager and officer is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, NewYork 10112-6300.
    (2) Each Manager, other than Ms. Eckl, was elected to the Board of Managers in August 2005. Ms. Eckl was elected to the Board of Managers in February 2007. Mr. Davidson, Ms. Eckl, Mr. Pollack, Mr. Reiss, and Mr. Solmson also serve as Directors for The Lazard Funds, Inc., Lazard Retirement Series Inc., Lazard Global Total Return and Income, Inc. and Lazard World Dividend & Income Fund, Inc. (total comprised of 18 investment portfolios). All Managers and officers serve for terms of indefinite duration.
    (3) Mr. Rome is considered an "interested person", as defined by the 1940 Act, of the Company by virtue of his affiliation with the Investment Adviser. Mr. Rome resigned from the Investment Adviser and the Board of Managers effective March 31, 2009.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

ADDITIONAL INFORMATION (UNAUDITED) - MARCH 31, 2009

--------------------------------------------------------------------------------

    At the meeting of the Company's Board of Managers held on November 3, 2008, the Board of Managers considered the approval, for an additional annual period, of the management agreement and the advisory agreement (the "Advisory Agreement") between the Company and Lazard Alternatives, as well as the placement agent agreement between the Company and Lazard Asset Management Securities LLC (together, the "Agreements"). The Independent Managers were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of LAM and Lazard Alternatives.

    Services Provided
    -----------------

    Representatives of Lazard Alternatives gave a presentation to the Board of Managers about the nature, extent and quality of services provided to the Company, noting that the Company comprised approximately $130 million as of September 30, 2008, of the approximately $100 billion of total assets under management by LAM and its global affiliates, of which $671 million comprised the total assets under management by Lazard Alternatives as of September 30, 2008. The presentation included a description of LAM's global structure, including technology and operational support, all of which provide realized benefits through investment in LAM's investment advisory business. The Board of Managers also considered information provided by Lazard Alternatives regarding its personnel, marketing activities, financial condition and experience. The Board of Managers was also provided with the Company's investment performance information.

    The Board of Managers discussed and reviewed the nature, extent and quality of the services provided by Lazard Alternatives to the Company. The Board of Managers also discussed the structure and capabilities of Lazard Alternatives, including technology and operations, which support the services provided to the Company. The Managers agreed that the Company benefits from these services and assessed the nature, scope and quality of services provided to the Company by Lazard Alternatives as indicated by the materials and information supplied to the Managers. In doing so, the Managers considered the research and portfolio management capabilities of Lazard Alternatives, as well as the extensive administrative and compliance infrastructure of Lazard Alternatives and LAM, which was discussed with the Managers and which was comprehensively outlined in the materials. The Managers also reviewed and discussed the experiences and qualifications of key personnel of Lazard Alternatives and LAM, and reviewed biographical information regarding such personnel. In addition, they reviewed the financial information and other information provided regarding Lazard Alternatives and LAM included in the materials. After this discussion, the Independent Managers noted their overall satisfaction with the nature, extent and quality of services provided by Lazard Alternatives and concluded that the Company was receiving all services required from Lazard Alternatives under the Advisory Agreement, and that these services were of high quality.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

ADDITIONAL INFORMATION (UNAUDITED)(CONTINUED) - MARCH 31, 2009

--------------------------------------------------------------------------------

    Comparative Performance and Fees and Expenses
    ---------------------------------------------

    The Managers also reviewed and discussed the performance information provided by Lazard Alternatives and reviewed the performance of the Company relative to that of comparable funds, and concluded that the Company's performance was in line with the performance of similar registered funds. The Managers then reviewed and considered the fee comparisons provided by Lazard Alternatives. It was noted that, as of September 30, 2008, the Company's net assets were approximately $130 million and that its total expense ratio was 1.07% of net assets. The Managers reviewed and discussed the fees and expense ratio of the Company, as well as the fees and expense ratios of other similar funds. The Independent Managers determined that the fees and expense ratio of the Company are within the range of the fees and expense ratios of similar funds.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED) - MARCH 31, 2009

--------------------------------------------------------------------------------

    Lazard Alternatives Profitability and Economies of Scale
    --------------------------------------------------------

    The Board of Managers reviewed information prepared by Lazard Alternatives for the Company relating to the estimated costs and profits expected to be realized by Lazard Alternatives and its affiliates resulting from their relationships with the Company for the one-year period ending December 31, 2008. The Board of Managers discussed the information provided, including the dollar amount of expenses allocated to the different products managed by Lazard Alternatives and profits realized by Lazard Alternatives. The Independent Managers concluded Lazard Alternatives had not received any significant indirect benefits from its relationships with the Company. After review, the Independent Managers determined that the profitability amount presented by Lazard Alternatives was not so disproportionately large that it bore no reasonable relationship to the services rendered and, given the overall service levels, was not excessive.

    With regard to economies of scale, the Independent Managers noted that the Company continues to benefit significantly from the infrastructure and services provided by Lazard Alternatives, LAM and its affiliates and that the Company realizes significant economies of scale by benefiting from LAM's global investment management platform, technology, operational support and significant marketing infrastructure. The Independent Managers also noted that, although the net assets of the Company have grown since its inception, the Company has not reached a size for Lazard Alternatives to realize significant economies of scale that should be shared with the members.

    The Board of Managers determined that the incentive allocation to be paid to an affiliate of Lazard Alternatives was fair and reasonable based on the conclusions and determinations described above.

    The Board of Managers considered these conclusions and determinations and, without identifying any one single factor as the principle factor in their determinations, determined that it is in the best interests of the Company and its members that Lazard Alternatives continue to serve as investment adviser to the Company and approved continuation of the Agreements.

    A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available at the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov and may be obtained at no additional charge by calling collect 212-632-6409. The Company's proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling collect 212-632-6409 and (2) on the SEC's website at www.sec.gov. INFORMATION AS OF JUNE 30 EACH YEAR WILL GENERALLY BE AVAILABLE BY THE FOLLOWING AUGUST 31.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED) - MARCH 31, 2009

--------------------------------------------------------------------------------

    The Company files a complete schedule of portfolio holdings on Form N-Q with the SEC within 60 days after the end of the first and third fiscal quarters. The Company's Forms N-Q are available at http://www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595. The Company's Form N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of managers has determined that Richard Reiss and Nancy Eckl are qualified to serve as audit committee financial experts serving on its audit committee and that Mr. Reiss and Ms. Eckl are each "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,500 for 2008 and $35,125 for 2009.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2009.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $77,200 for 2008 and $79,500 for 2009.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2009.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The registrant's Audit Committee pre-approves the Auditor's engagements for audit and non-audit services to the registrant and, as required, non-audit services to service affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.

  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $306,750 for 2008 and $180,600 for 2009.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                            LAZARD ALTERNATIVES, LLC
                           LAZARD ASSET MANAGEMENT LLC
                              30 ROCKEFELLER PLAZA
                          NEW YORK, NEW YORK 10112-6300

                       INFORMATION REGARDING PROXY VOTING
                    POLICIES AND PROCEDURES FOR FUND OF FUNDS
                    -----------------------------------------

     Lazard Alternatives, LLC (the "Adviser") provides investment advisory services to private investment funds and a registered investment funds whose investment program primarily involves investing fund assets in private investment funds (each, a "Fund" and collectively, the "Funds"). From time to time, the Adviser may be asked to vote proxies relating to, or give approval/consent to amendments proposed by, such Funds. The Adviser exercises its voting authority through its managing member, Lazard Asset Management LLC (together with the Adviser, "Lazard"). Lazard has adopted Proxy Voting Policies and Procedures for Fund of Funds Products (the "Procedures") to ensure that it exercises its authority in an appropriate manner, consistent with clients' best interests.

     The Portfolio Management Team of Lazard responsible for Lazard's fund of funds products is responsible for making all proxy voting decisions. Proposals are categorized as "routine" or "non routine." Routine matters are typically proposed by management of a Fund, and generally, Lazard will vote "for" routine matters. Non-routine matters involve a variety of issues and may be proposed by management or beneficial owners of a Fund. Non-routine matters include proposals such the approval or renewal of investment advisory agreements, the termination or liquidation of a Fund, an increase in fees charged by a Fund, or a material change to the capital structure of a Fund. Lazard generally considers these matters on a case-by-case basis, although it will vote "against" proposals that negatively affect the rights or interests of investors in a Fund.

     At times, conflicts may arise between the interests of a fund managed by Lazard, on the one hand, and the interests of Lazard or its affiliates, on the other hand. If Lazard determines that it has, or may be perceived to have, a material conflict of interest when voting a proxy, it will seek to alleviate the conflict by voting in accordance with its approved policies. In situations where Lazard believes it is in its clients' best interest to depart from an approved policy, or the policy requires a case-by-case determination, Lazard may nevertheless vote on the proposal if the vote is against Lazard's own interest. Alternatively, Lazard may delegate the voting decision to a third party, seek client consent, or obtain approval of the voting decision from Lazard's General Counsel.

A copy of the Procedures is available on request. If you would like to receive a copy of the Procedures, or information about how Lazard voted on a proposal, you should contact Sam Gere at (212) 632-6174.

Dated as of April 1, 2005


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) The registrant's portfolio is managed on a team basis. The following persons are the persons primarily responsible for the day-to-day management of the registrant's portfolio.

        Christian Frei (since inception on September 1, 2001). Mr. Frei is a Director of Lazard Alternatives, LLC ("Lazard"). Before joining Lazard, he was the head and Chief Investment Officer of JP Morgan Investment Management's Hedge Fund Group. He holds a B.Sc. (ENG) in Biochemical Engineering from University College of London, and is a CFA Charterholder.

        Christopher Boyatt (since inception on September 1, 2001). Mr. Boyatt is a Director of Lazard. Before joining Lazard, he was head of Research for JP Morgan Investment Management's Hedge Fund Group and led the portfolio management effort for the Group's Multi Manager Strategies Funds. He has an M.B.A. from the University of Pennsylvania's Wharton School, and a B.A. from Princeton University.

        Chris Heasman (since inception on September 1, 2001). Mr. Heasman is a Director of Lazard. Before joining Lazard, he led the development and portfolio management of JP Morgan Investment Management's Hedge Fund Group's Structured Hedge Fund products. He was also responsible for manager due diligence and portfolio research.

(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

        OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER


                                                                                                  NO. OF         TOTAL ASSETS IN
                                                                                              ACCOUNTS WHERE      ACCOUNTS WHERE
      NAME OF PORTFOLIO    REGISTERED        OTHER POOLED                                      ADVISORY FEE      ADVISORY FEE IS
          MANAGER OR       INVESTMENT         INVESTMENT                                       IS BASED ON           BASED ON
         TEAM MEMBER       COMPANIES*         VEHICLES*#    OTHER ACCOUNTS    TOTAL ASSETS     PERFORMANCE         PERFORMANCE*
------------------------------------------------------------------------------------------------------------------------------------
     Christian Frei         1 (107.4M)       4 (350.0M)           0             457.4M              5                 457.4M
------------------------------------------------------------------------------------------------------------------------------------
     Christopher Boyatt     1 (107.4M)       4 (350.0M)           0             457.4M              5                 457.4M
------------------------------------------------------------------------------------------------------------------------------------
     Chris Heasman          1 (107.4M)       4 (350.0M)           0             457.4M              5                 457.4M
------------------------------------------------------------------------------------------------------------------------------------

     *  Total assets in accounts as of March 31, 2009.
     # Includes a feeder fund that invests substantially all of its assets in the registrant.

         POTENTIAL CONFLICTS OF INTERESTS

         The Investment Advisers Act of 1940, as amended, generally provides that an investment adviser has a fiduciary duty and obligation to act in the best interests of each of its clients and to place its clients' interests before its own. Lazard Alternatives, LLC (the "Lazard") advises private investment vehicles, hedge funds, and other managed accounts (each, a "Client"), and in advising such Clients Lazard must determine whether an investment in an underlying fund is suitable for a specific Client based on a variety of factors. Lazard has adopted a basic policy to provide equal and fair treatment to all Clients consistent with Lazard's duty of loyalty to each Client. Lazard will consider, among other things, the following issues when determining how to allocate investment opportunities in underlying funds among its
         Clients:

         (i)    The amount of investable assets available to a particular
                Client;

         (ii)   The liquidity needs of a particular Client;

         (iii)  The available capacity of an underlying fund;

         (iv)   The investment objectives or strategies of a particular Client;

         (v) The applicable investment restrictions with respect to a particular Client; and

         (vi) The legal, regulatory or tax regimes applicable to a particular Client, which may prohibit a particular Client from participating in an investment or make a particular investment inappropriate or otherwise not a sound investment for the Client.

 (A)(3)  COMPENSATION STRUCTURE OF MANAGEMENT TEAM MEMBERS

         Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash and stock. Various factors are considered in the determination of a portfolio manager's compensation. The portfolio manager's of the registrant have a set salary paid semi-monthly and an annual bonus. Subject to a certain minimum amount, the bonus for each portfolio manager consists of a portion of the management fee and incentive allocation payable to the registrant from Clients, which is generally calculated as a percentage of the net capital appreciation of the portfolio's managed by the registrant in excess of the return of the London Interbank Offering Rates for U.S. dollar deposits having a 3-month term.

 (A)(4)  DISCLOSURE OF SECURITIES OWNERSHIP

         As of March 31, 2009, the investment managers of the Fund own the following capital interests in the Company.



                 Investment Manager         Beneficial Ownership
                 ------------------         --------------------

                 Christian Frei              $100,001-$500,000

                 Christopher Boyatt          $100,001-$500,000

                 Chris Heasman                       $0


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the managers may recommend nominees to the registrant's board of managers.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Lazard Alternative Strategies Fund, L.L.C.
            --------------------------------------------------------------

By (Signature and Title)*   /s/ Nathan Paul
                         -------------------------------------------------
                            Nathan Paul, Chief Executive Officer
                            (principal executive officer)

Date                        June 5, 2009
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Nathan Paul
                         -------------------------------------------------
                            Nathan Paul, Chief Executive Officer
                            (principal executive officer)

Date                        June 5, 2009
    ----------------------------------------------------------------------


By (Signature and Title)*   /s/ Jagatnarine Churaman
                         -------------------------------------------------
                            Jagatnarine Churaman, Chief Financial Officer
                            (principal financial officer)

Date                        June 5, 2009
    ----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.